Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of geographical areas [line items]
Revenues	€ 4,938	€ 4,908	€ 13,941	€ 12,708
EMEA
Disclosure of geographical areas [line items]
Revenues	2,160	2,389	7,550	7,480
Germany
Disclosure of geographical areas [line items]
Revenues	852	834	2,489	3,644
France
Disclosure of geographical areas [line items]
Revenues	194	189	1,170	686
Finland
Disclosure of geographical areas [line items]
Revenues	38	2	703	7
Switzerland
Disclosure of geographical areas [line items]
Revenues	129	102	508	195
Great Britain
Disclosure of geographical areas [line items]
Revenues	399	205	1,129	765
Others
Disclosure of geographical areas [line items]
Revenues	548	1,057	1,551	2,183
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	1,604	532	2,653	1,387
India
Disclosure of geographical areas [line items]
Revenues	1,070	7	1,123	54
China
Disclosure of geographical areas [line items]
Revenues	263	326	782	816
South Korea
Disclosure of geographical areas [line items]
Revenues	234	160	571	428
Others
Disclosure of geographical areas [line items]
Revenues	37	39	177	89
Americas
Disclosure of geographical areas [line items]
Revenues	1,174	1,987	3,738	3,841
United States
Disclosure of geographical areas [line items]
Revenues	1,167	1,981	3,647	3,722
Others
Disclosure of geographical areas [line items]
Revenues	€ 7	€ 6	€ 91	€ 119